Consolidated balance sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, authorized	75,000,000	75,000,000
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, issued	37,537,563	36,761,108
Ordinary shares, outstanding	37,537,563	36,761,108